Fair Value Measurement - Reconciliation of the fair value measurements of assets and liabilities using significant unobservable inputs (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2018 CNY (¥)
Put option
Initial recognition	¥ 5,496
Earnings for the period	2,402
Balance at end of Year	7,898
Contingent consideration
Initial recognition	(15,974)
Earnings for the period	105
Balance at end of Year	¥ (15,869)